Details of Significant Accounts - Share-based payment - Outstanding stock options (Details) - Share Incentive Plan	12 Months Ended
Dec. 31, 2022 $ / shares
Share-based payment arrangements
Weighted-average exercise price of stock options at exercise dates	$ 3.95
Exercise prices of stock options outstanding	$ 3.95
Weighted-average remaining contractual period	4 years 21 days